INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

year ended December 31	2015	2014	2013
(millions of Canadian $)

Current
Canada	45	104	27
Foreign	92	42	16
	137	146	43
Deferred
Canada	33	307	239
Foreign	(135)	377	323
	(102)	684	562
Income Tax Expense	35	830	605

Schedule of Geographic Components of Income

year ended December 31	2015	2014	2013
(millions of Canadian $)

Canada	(623)	1,146	1,201
Foreign	(482)	1,678	1,298
(Loss)/Income Before Income Taxes	(1,105)	2,824	2,499

Reconciliation of Income Tax Expense

year ended December 31	2015	2014	2013
(millions of Canadian $)

(Loss)/Income before income taxes	(1,105)	2,824	2,499
Federal and provincial statutory tax rate	26.0%	25.0%	25.0%
Expected income tax (recovery)/expense	(287)	706	625
Income tax differential related to regulated operations	159	129	(13)
Higher effective foreign tax rates	14	25	33
Income from equity investments and non-controlling interests	(56)	(38)	(28)
Tax rate and legislative changes	34	—	(25)
Asset impairment charges[1]	170	—	—
Other	1	8	13
Actual Income Tax Expense	35	830	605

[1]	The asset impairment impact is net of $311 million attributed to higher foreign tax rates.

Schedule of Deferred Income Tax Assets and Liabilities and Amounts Classified in the Consolidated Balance Sheet

at December 31	2015	2014
(millions of Canadian $)

Deferred Income Tax Assets
Difference in accounting and tax bases of impaired assets	916	—
Tax loss and credit carryforwards	1,325	1,344
Regulatory and other deferred amounts	231	236
Unrealized foreign exchange losses on long-term debt	589	140
Financial instruments	111	104
Other	132	146
	3,304	1,970
Less: Valuation allowance[1]	1,060	125
	2,244	1,845
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment and PPAs	6,441	5,548
Equity investments	656	648
Taxes on future revenue requirement	227	253
Other	55	71
	7,379	6,520
Net Deferred Income Tax Liabilities	5,135	4,675

[1]
In 2015, an increase to the valuation allowance of $935 million was recorded as the Company believes that it is more likely than not that the tax benefits related to the unrealized foreign exchange losses on long-term debt and unrealized losses on certain impaired assets will not be realized in the future.

The above deferred tax amounts have been classified in the Consolidated balance sheet as follows:

at December 31	2015	2014[1]
(millions of Canadian $)

Deferred Income Tax Assets
Intangible and other assets (Note 11)	9	181
Deferred Income Tax Liabilities
Deferred income tax liabilities	5,144	4,856
Net Deferred Income Tax Liabilities	5,135	4,675

[1]
As a result of retrospectively applying guidance on the presentation of deferred taxes on the Consolidated balance sheet on January 1, 2015, the Company reclassified its December 31, 2014 current Deferred income tax assets of $427 million, and current Deferred income tax liabilities of $4 million to its non-current Deferred income tax assets and liabilities.

Reconciliation of the Annual Changes in the Total Unrecognized Tax Benefit
Below is the reconciliation of the annual changes in the total unrecognized tax benefit:

at December 31	2015	2014	2013
(millions of Canadian $)

Unrecognized tax benefit at beginning of year	13	19	45
Gross increases – tax positions in prior years	2	2	3
Gross decreases – tax positions in prior years	(2)	(8)	(28)
Gross increases – tax positions in current year	1	1	2
Lapses of statute of limitations	(1)	(1)	(3)
Unrecognized Tax Benefit at End of Year	13	13	19